OTHER OPERATING REVENUES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OTHER OPERATING REVENUES [abstract]
Sale of materials, service and others	¥ 58,930	¥ 49,812	¥ 41,524
Rental income	793	909	974
Other operating revenues	¥ 59,723	¥ 50,721	¥ 42,498